Financial Instruments (Details) - Schedule of Stocking Loans are Used Specifically by the Group to Finance the Purchase of Inventory - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Stocking Loans Are Used Specifically By The Group To Finance The Purchase Of Inventory Abstract
Inventory	£ 232,565	£ 364,585
Stocking loans	(161,592)	(177,979)
Net inventory	70,973	186,606
Cash and cash equivalents	£ 258,321	£ 192,629